Schedule II - Condensed Financial Information of Registrant (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information Of Parent Company Only, Statements Of Income
	For the year ended
	December 31,
	2011	2010	2009

Operating expenses:
Interest	$195	$176	$160
Intercompany interest	19	26	80
Other	92	129	68
Total operating expenses	306	331	308
Loss before income taxes	(306)	(331)	(308)
Income tax benefit	(107)	(106)	(118)
Loss of parent company	(199)	(225)	(190)
Equity in income of subsidiaries from continuing operations	1,459	1,504	1,481
Shareholders' income from continuing operations	1,260	1,279	1,291
Income from discontinued operations, net of taxes	-	-	1
Shareholders' net income	$1,260	$1,279	$1,292

Condensed Financial Information Of Parent Company Only, Balance Sheets
	As of December 31,
	2011		2010

Assets:
Investments in subsidiaries		$14,606		$14,095
Other assets		793		568
Total assets		$15,399		$14,663

Liabilities:
Intercompany		$460		$3,718
Short-term debt		100		548
Long-term debt		4,869		2,180
Other liabilities		1,976		1,861
Total liabilities		7,405		8,307

Shareholders' Equity:
Common stock (shares issued, 366; authorized, 600)		92		88
Additional paid-in capital		3,188		2,534
Net unrealized appreciation — fixed maturities	$739		$529
Net unrealized appreciation — equity securities	1		3
Net unrealized depreciation — derivatives	(23)		(24)
Net translation of foreign currencies	3		25
Postretirement benefits liability adjustment	(1,507)		(1,147)
Accumulated other comprehensive loss		(787)		(614)
Retained earnings		10,787		9,590
Less treasury stock, at cost		(5,286)		(5,242)
Total shareholders' equity		7,994		6,356
Total liabilities and shareholders' equity		$15,399		$14,663

Condensed Financial Information Of Parent Company Only, Statements Of Cash Flows
	For the year ended
	December 31,
	2011	2010	2009

Cash Flows from Operating Activities:
Shareholders' Net Income	$1,260	$1,279	$1,292
Adjustments to reconcile shareholders' net income
to net cash provided by operating activities:
Equity in income of subsidiaries	(1,459)	(1,504)	(1,481)
(Income) from discontinued operations	-	-	(1)
Dividends received from subsidiaries	1,135	1,050	650
Other liabilities	(296)	(294)	(401)
Other, net	(92)	158	353
Net cash provided by operating activities	548	689	412

Cash Flows from Financing Activities:
Net change in intercompany debt	(3,258)	(816)	(579)
Repayment of debt	(449)	(268)	(199)
Net proceeds on issuance of long-term debt	2,661	543	346
Issuance of common stock	734	64	30
Common dividends paid	(11)	(11)	(11)
Repurchase of common stock	(225)	(201)	-
Net cash used in financing activities	(548)	(689)	(413)
Net increase (decrease) in cash and cash equivalents	-	-	(1)
Cash and cash equivalents, beginning of year	-	-	1

Condensed Financial Information Of Parent Company Only, Short-term and Long-term Debt
(In millions)	December 31, 2011	December 31, 2010
Short-term:
Commercial Paper	$100	$100
Current maturities of long-term debt	-	448
Total short-term debt	$100	$548
Long-term:
Uncollateralized debt:
2.75% Notes due 2016	$600	$-
5.375% Notes due 2017	250	250
6.35% Notes due 2018	131	131
8.5% Notes due 2019	251	251
4.375% Notes due 2020	249	249
5.125% Notes due 2020	299	299
4.5% Notes due 2021	298	-
4% Notes due 2022	743	-
7.65% Notes due 2023	100	100
8.3% Notes due 2023	17	17
7.875 % Debentures due 2027	300	300
8.3% Step Down Notes due 2033	83	83
6.15% Notes due 2036	500	500
5.875% Notes due 2041	298	-
5.375% Notes due 2042	750	-
Total long-term debt	$4,869	$2,180